Interest-bearing loans and borrowings	6 Months Ended
Jun. 30, 2024
Interest-Being Loans And Borrowings [Abstract]
Interest-bearing loans and borrowings	Interest-bearing loans and borrowings

(in thousands of USD)	Note	Bank loans	Other Notes	Lease liabilities	Other borrowings	Total
More than 5 years	—	30,203	—	206	52,337	82,746
Between 1 and 5 years	—	332,032	198,219	3,157	18,911	552,319
More than 1 year		362,235	198,219	3,363	71,248	635,065
Less than 1 year	—	166,124	3,733	33,493	92,298	295,648
At January 1, 2024		528,359	201,952	36,856	163,546	930,713

New loans	—	960,666	—	—	404,356	1,365,022
Scheduled repayments	—	(101,701)	—	(32,092)	(220,500)	(354,293)
Early repayments	—	(105,000)	—	—	—	(105,000)
Acquisitions through business combinations	24	332,529	—	1,500	234,491	568,520
Other changes	—	4,267	332	—	(2,072)	2,527
Exit from the consolidation scope	—	—	—	(1,137)	—	(1,137)
Translation differences	—	(1,644)	—	(25)	(2,648)	(4,317)
Balance at June 30, 2024		1,617,476	202,284	5,102	577,173	2,402,035

More than 5 years	—	252,468	—	282	392,253	645,003
Between 1 and 5 years	—	959,747	198,551	1,901	84,440	1,244,639
More than 1 year		1,212,215	198,551	2,183	476,693	1,889,642
Less than 1 year	—	405,261	3,733	2,919	100,480	512,393
Balance at June 30, 2024		1,617,476	202,284	5,102	577,173	2,402,035

The amounts shown under "New Loans" and "Early Repayments" related to bank loans include drawdowns and repayments under revolving credit facilities during the year.
Bank loans
Terms and debt repayment schedule
The terms and conditions of outstanding loans were as follows:

(in thousands of USD)				June 30, 2024			December 31, 2023
	Cur r.	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured Revolving loan 80.0M	EUR	SOFR + CAS + 1.45%	2026	85,000	85,000	85,149	88,400	—	(66)
Secured FSO loan 150M	USD	SOFR + 2.15%	2030	116,120	116,120	115,195	124,809	124,809	123,728
Secured vessels loan Refi - Revolving facility 932M*	USD	SOFR + 2.30% - 2.90%	2028	932,432	778,681	772,381	725,000	—	(8,398)
Secured vessels loan Refi - Transition facility 293M	USD	SOFR + 2.30% - 2.90%	2025	293,415	293,415	291,258	368,225	368,225	365,662
Secured vessels loan Refi - Newbuild facility 190M	USD	SOFR + 2.30% - 2.90%	2028	—	—	—	47,500	47,500	47,433
Credit Line Belfius Windcat EUR 1.25M	EUR	SOFR + 1.83%	—	1,338	1,338	1,338	—	—	—
Credit Line KBC Windcat EUR 1.25M	EUR	SOFR + 2.40%	—	1,338	1,338	1,338	—	—	—
Loan BNPPF 100M	EUR	Euribor + 1.00%	2037	107,197	57,449	57,449	—	—	—
Loan CEXIM I 152M	USD	SOFR + 2.06%	2036	151,993	44,811	43,983	—	—	—
Loan CEXIM II 280M	USD	SOFR + 1.80%	2035	279,910	175,077	171,060	—	—	—
Loan CEXIM III 224M	USD	SOFR + 2.06%	2038	224,000	—	—	—	—	—
Loan KBC/Belfius Windcat EUR 78M	EUR	Euribor + 3.25%	2027	83,481	44,229	43,883	—	—	—
Loan SocGen EUR 50M	EUR	Euribor + 1.00%	2037	53,646	25,439	25,439	—	—	—
Loan SocGen EUR 8.8M	EUR	Euribor + 1.10%	2033	8,949	8,949	9,003	—	—	—
Total interest-bearing bank loans				2,338,819	1,631,847	1,617,476	1,353,934	540,534	528,359

* The total amount available under the revolving loan facilities depends on the total value of the fleet of tankers securing the facility.
The facility size of the vessel loans can be reduced if the value of the collateralized vessels falls under a certain percentage of the outstanding amount under that loan.
Other notes

(in thousands of USD)				June 30, 2024			December 31, 2023
	Curr.	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured notes	USD	6.25%	2026	200,000	200,000	202,284	200,000	200,000	201,952
Total other notes				200,000	200,000	202,284	200,000	200,000	201,952

On March 18, 2022, the Financial Supervisory Authority of Norway approved the listing on the Oslo Stock
Exchange of Euronav Luxembourg S.A.’s USD 200 million senior unsecured bonds due September 2026.
Other borrowings
On June 6, 2017, the Group signed an agreement with BNP to act as dealer for a Treasury Notes Program with a maximum outstanding amount of 50 million Euro. On October 1, 2018, KBC was appointed as an additional dealer in the agreement and the maximum amount was increased from 50 million Euro to
150 million Euro. As of June 30, 2024, the outstanding amount was USD 79.4 million or 74.2 million Euro
(December 31, 2023: USD 87.8 million or 79.1 million Euro). The Treasury Notes are issued on an as needed basis with different durations and initial pricing is set to 60 bps over Euribor. The Company enters into FX forward contracts to manage the transaction risks related to these instruments issued in Euro compared to the USD Group currency. The FX contracts have a same nominal amount and duration as the issued Treasury Notes and they are measured at fair value with changes in fair value recognized in the consolidated statement of profit or loss. On June 30, 2024, the fair value of these forward contracts amounted to USD (0.3) million.
On December 4, 2023, Euronav entered into a sale and leaseback agreement for the Suezmaxes Cypres
(2022 – 157,310 dwt) and Cedar (2022 – 157,310 dwt), the last one delivered at January 10, 2024. The vessels were sold and were leased back under a 14-year bareboat contract at a rate equal to an amortization element of USD 13,590 per day per vessel and an interest element based on term SOFR plus
435 basis points, which can be reduced by the sustainability saving. The sustainability saving is a CII score of A or B which will lead to a margin reduction of 10 basis points. In accordance with IFRS, this transaction was not accounted for as a sale but Euronav as seller-lessee will continue to recognize the transferred asset, and recognized a financial liability equal to the net transfer proceed of USD 153.8 million. As of June
30, 2024, the outstanding amount was USD 147.4 million in total. At the end of the bareboat contract, the
Company has a purchase obligation of USD 7.39 million per vessel. Euronav may, at any time on and after the fourth anniversary, notify the owners the charterers' intention to terminate this charter on the purchase option date and purchase the vessel from the owners for the applicable purchase option price.
The CMB.TECH Group has entered into a number of sale and leaseback arrangements in relation to its newbuilding program, which also feature a pre-delivery finance component. The sale and leaseback financing agreements have a term of between 10 and 15 years from the delivery of the respective vessels and carry an interest rate of SOFR plus 2.00% to 4.21%. At the end of the bareboat contract, the Company has a purchase option or a purchase obligation. As at June 2024, the outstanding balance under these facilities was USD 344.5 million.
During the course of the year, the CMB.TECH Group entered into a 10-year sale and leaseback arrangement for the financing of two dry bulk vessels to be built at Beihai Shipyard. The facility carries an interest of SOFR plus 2.45% as from delivery of the respective vessels. Upon the conclusion of the bareboat contract, the Company will have the option to purchase the vessel. As of June 30, 2024, the facility is used for an amount of USD 6.4 million.
In accordance with IFRS, these transactions were not accounted for as a sale. However, the Group will continue to recognise the transferred assets, and has recognised a financial liability equal to the net transfer proceeds.
Following the acquisition of the CMB.TECH Group by Euronav in February 2024, the presentation of pre-
delivery financing as part of the sale and bareboat (post-delivery) financing has been thoroughly reviewed to align accounting treatment and presentation. As this pre-delivery financing is inextricably linked to the post-delivery financing, there is a right to defer the settlement for at least 12 months as at the reporting date.
This is disclosed in the line item more than five years until the moment of delivery.
The future lease payments for these leaseback agreements are as follows:

(in thousands of USD)	June 30, 2024	December 31, 2023

Less than one year	19,841	4,547
Between one and five years	85,406	19,130
More than five years	395,308	52,828
Total future lease payables	500,555	76,505